Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers | $	$ 1,082,277	$ 987,658
Newbuildings
Long-term Purchase Commitment [Line Items]
Expected cost of project | $	2,800,000
Payments made towards commitments for construction of certain carriers and tankers | $	1,100,000
Estimated remaining payments required to be made under newbuilding contract remainder of 2017 | $	853,800
Estimated remaining payments required to be made under newbuilding contract in 2018 | $	632,900
Estimated remaining payments required to be made under newbuilding contract in 2019 | $	$ 249,100
Newbuildings | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels	8
Newbuildings | Long Distance Towing and Offshore Installation
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings | Shuttle Tankers
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings | Floating Storage and Off-take
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings | FPSO Segment
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings | Delivery in 2017 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings | Delivery in 2017 | Long Distance Towing and Offshore Installation
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings | Delivery in 2017 | Shuttle Tankers
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings | Delivery in 2017 | Floating Storage and Off-take
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings | Delivery in 2018 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Newbuildings | Delivery in 2018 | FPSO Segment
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings | Delivery in 2019 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels	2